Subsequent Events	12 Months Ended
Jun. 30, 2014
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
22.	SUBSEQUENT EVENTS

On July 2, 2014, in connection with the initial public offering of 5,610,000 ADSs of the Company at an offering price of US$13.50 (the “Offering Price”), the over-allotment option granted to the underwriters to purchase up to an additional 841,500 ADSs at the Offering Price has been exercised in full for additional aggregate gross proceeds to the Company of US$11,360 less underwriting discounts and commissions in the aggregate amount of US$795.

On July 28, 2014, Shaanxi Zhilian Advertising Co., Ltd. was liquidated.

On August12, 2014, 750,000 Class A ordinary shares were issued upon exercise of vested stock options, cash consideration of US$368 has been received by the Company.

On September 4, 2014, the Company repaid the US$21,000 bank loan under 2014 Facility 1 before its maturity date.